Debt (ECAPS subordinated notes) (Details) - Subordinated	1 Months Ended
Dec. 31, 2005 USD ($)
ECAPS Subordinated Notes
Debt Instrument [Line Items]
Face amount	$ 1,000,000,000.0
ECAPS Subordinated Debt $400 Million Tranche
Debt Instrument [Line Items]
Face amount	$ 400,000,000.0
Spread over reference rate	1.80%
ECAPS Subordinated Debt $600 Million Tranche
Debt Instrument [Line Items]
Face amount	$ 600,000,000.0
Spread over reference rate	1.55%